Average Annual Total Returns - Capital Growth Fund	Fund Shares Return Before Taxes 1 Year	Fund Shares Return Before Taxes 5 Years	Fund Shares Return Before Taxes 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions 1 Year	Fund Shares Return After Taxes on Distributions 5 Years	Fund Shares Return After Taxes on Distributions 10 Years (or Life of Class)	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 1 Year	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 5 Years	Fund Shares Return After Taxes on Distributions and Sale of Fund Shares 10 Years (or Life of Class)	Inst. Shares Return Before Taxes 1 Year	Inst. Shares Return Before Taxes 5 Years	Inst. Shares Return Before Taxes Since Inception		MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 1 Year	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 5 Years	MSCI All-Country World Index (reflects no deduction for fees, expenses, or taxes excluding foreign withholding taxes) 10 Years (or Life of Class)	Lipper Global Funds Index (reflects no deduction for taxes) 1 Year	Lipper Global Funds Index (reflects no deduction for taxes) 5 Years	Lipper Global Funds Index (reflects no deduction for taxes) 10 Years (or Life of Class)
Total	10.03%	9.32%	9.21%	9.23%	8.03%	8.45%	6.49%	7.22%	7.48%	10.36%	9.45%	8.01%	[1]	16.25%	12.26%	9.13%	18.78%	11.74%	8.90%

[1]	Inception date of Institutional Shares is August 7, 2015.